10. Convertible Notes Payable (Details - Convertible notes) (September 2019) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Convertible notes	$ 1,255,913	$ 1,990,775	$ 781,381
Current Portion	881,741	950,775	781,381
Long-Term Portion	374,172	1,040,000	0
Unrelated Party [Member]
Convertible notes	1,991,607	2,191,800	861,875
Discount on notes	$ (735,694)	(201,024)	(245,494)
Related Party [Member]
Convertible notes		$ 165,000	$ 165,000